Investment (Details) - Schedule of Investment - Guangzhou Silicon Technology Co., Ltd [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Investment (Details) - Schedule of Investment [Line Items]
Place and date of incorporation	Registered and issued capital of RMB5,000,000	Established in the PRC on September 8, 2015
Attributable Equity interest	Development, sale and provision of software solutions	Registered and issued capital of RMB5,000,000
Capital	20.00%	20.00%